CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)		3 Months Ended				12 Months Ended
		Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Sales		$ 89,741		$ 87,407		$ 307,171		$ 342,283
Cost of materials		9,775		2,491		11,415		7,821
Gross profit		79,966		84,916		295,756		334,462
Operating expenses:
Depreciation		7,647				9,695
G&A expenses		408,421		230,255		5,557,692		433,998
Professional fees		9,159		11,657		62,058		77,287
Salaries and wages		658,139		1,243,130		1,909,183		585,931
Total operating expenses		1,083,366		1,485,042		7,538,628		1,097,216
Loss from operations		(1,003,400)		(1,400,126)		(7,242,872)		(762,754)
Other income (expense):
Interest income		2
Loss on settlement of debt		(750)				(513,973)		41,116
Gain (loss) on conversion of debt		18,236		(147,379)		(513,973)		(72,051)
Loss on conversion of debt of preferred shares		(136,754)		(1,122,681)		(1,603,865)		(191,349)
Derivative income (expense)		(558,366)		1,506,631		3,646,815		(9,404,359)
Interest expense		(548,070)		(156,602)		(1,145,097)		(1,146,357)
Total other income (expense)		(1,225,702)		79,969		383,880		(10,695,568)
Net profit (loss) before income taxes		(2,229,102)		(1,320,157)		(6,858,992)		(11,458,322)
Income tax expense
Net profit (loss)		$ (2,229,102)		$ (1,320,157)		$ (6,858,992)		$ (11,458,322)
Per share information
Weighted average number of common shares outstanding, basic		382,078,408	[1]	50,575,725	[1]	90,327,379	[2]	9,483,059	[2]
Net income (loss) per common share, basic and diluted		$ (0.0058)		$ (0.03)
Debt forgiveness								$ 118,548
Net income (loss) per common share, basic						$ (0.0759)		$ (1.21)
Weighted average number of common shares outstanding, diluted	[2]					90,327,379		9,483,059
Net income (loss) per common share, diluted						$ (0.0759)		$ (1.21)

[1]	Common share amounts and per share amounts in the financial statements reflect the one-for-one hundred and fifty reverse stock split that was made effective on June 11, 2021.
[2]	Common share amounts and per share amounts in the financial statements reflect the one-for-one hundred and fifty reverse stock split that was made effective on June 11, 2021.